Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended		14 Months Ended	17 Months Ended	19 Months Ended	20 Months Ended	24 Months Ended	26 Months Ended	29 Months Ended	31 Months Ended	32 Months Ended	36 Months Ended	38 Months Ended	41 Months Ended	43 Months Ended	44 Months Ended	48 Months Ended	50 Months Ended	53 Months Ended	55 Months Ended	56 Months Ended	60 Months Ended	62 Months Ended	65 Months Ended	67 Months Ended	68 Months Ended	72 Months Ended	74 Months Ended	79 Months Ended	80 Months Ended	84 Months Ended	86 Months Ended	91 Months Ended	92 Months Ended	96 Months Ended	98 Months Ended	108 Months Ended	120 Months Ended
	Jun. 26, 2020	Sep. 29, 2017	Nov. 30, 2015	Nov. 30, 2017	Nov. 30, 2020	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2018	Nov. 30, 2021	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2017	Nov. 30, 2019	Nov. 30, 2022	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2018	Nov. 30, 2020	Nov. 30, 2023	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2019	Nov. 30, 2021	Nov. 30, 2024	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2020	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2021	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025
C000219203
Account Value [Line Items]
Line Graph and Table Measure Name								Class A (including sales charges)
Accumulated Value					$ 12,878						$ 13,394					$ 12,521					$ 9,509					$ 9,690					$ 12,414
C000219205
Account Value [Line Items]
Line Graph and Table Measure Name								Class C (including sales charges)
Accumulated Value					13,444						13,877					12,884					9,706					9,813					12,478
C000219200
Account Value [Line Items]
Line Graph and Table Measure Name								Class P
Accumulated Value					13,641						14,240					13,366					10,183					10,417					13,395
C000219201
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value					13,640						14,248					13,375					10,184					10,419					13,398
C000219204
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Shares
Accumulated Value	$ 1,000,000				1,364,000						1,424,698					1,337,222					1,019,097					1,041,313					1,339,961
C000219206
Account Value [Line Items]
Line Graph and Table Measure Name								Investor Shares
Accumulated Value					13,633						14,215					13,327					10,144					10,363					13,316
C000193455
Account Value [Line Items]
Line Graph and Table Measure Name								Class A (including sales charges)
Accumulated Value				$ 9,079						$ 9,060					$ 8,804					$ 7,652					$ 10,603					$ 13,862					$ 15,058				$ 22,387				$ 22,132
C000193456
Account Value [Line Items]
Line Graph and Table Measure Name								Class C (including sales charges)
Accumulated Value				9,500						9,418					9,076					7,839					10,774					13,981					15,078				22,235				21,821
C000201753
Account Value [Line Items]
Line Graph and Table Measure Name								Class P
Accumulated Value						$ 10,042						$ 9,795					$ 8,544					$ 11,887					$ 15,599					$ 17,017				$ 25,374				$ 25,168
C000193459
Account Value [Line Items]
Line Graph and Table Measure Name								Class R
Accumulated Value				9,603						9,559					9,274					8,034					11,113					14,489					15,704				23,272				22,944
C000193460
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value				9,613						9,631					9,405					8,195					11,401					14,948					16,305				24,318				24,135
C000193457
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Shares
Accumulated Value		$ 1,000,000		961,300						963,030					940,303					820,226					1,140,360					1,495,811					1,631,481				2,431,885				2,412,187
C000193458
Account Value [Line Items]
Line Graph and Table Measure Name								Investor Shares
Accumulated Value				9,610						9,614					9,373					8,165					11,342					14,860					16,191				24,110				23,903
C000124917
Account Value [Line Items]
Line Graph and Table Measure Name								Class A (including sales charges)
Accumulated Value			$ 9,450						$ 10,420					$ 9,550					$ 9,571					$ 8,513					$ 6,138					$ 8,708				$ 11,748				$ 13,609		$ 18,000	$ 17,816
C000124918
Account Value [Line Items]
Line Graph and Table Measure Name								Class C (including sales charges)
Accumulated Value			9,900						10,841					9,849					9,812					8,670					6,208					8,744				11,707				13,459		17,668	17,357
C000201752
Account Value [Line Items]
Line Graph and Table Measure Name								Class P
Accumulated Value						9,928						8,863					6,415					9,135					12,371					14,381				19,090				18,966
C000124921
Account Value [Line Items]
Line Graph and Table Measure Name								Class R
Accumulated Value			10,000						11,021					10,048					10,072					8,940					6,420					9,088				12,232				14,130		18,644	18,409
C000199576
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value							$ 10,715						$ 9,579					$ 6,929					$ 9,867					$ 13,365					$ 15,538				$ 20,627				$ 20,493
C000124919
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Shares
Accumulated Value			1,000,000						1,109,500					1,018,410					1,025,233					914,816					662,876					943,935				1,278,560				1,485,942		1,972,588	1,959,766
C000124920
Account Value [Line Items]
Line Graph and Table Measure Name								Investor Shares
Accumulated Value			10,000						11,072					10,157					10,227					9,101					6,586					9,367				12,672				14,714		19,507	19,357
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					12,123						15,508					14,079					16,028					21,460					24,679
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					12,123						15,508					14,079					16,028					21,460					24,679
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					12,123						15,508					14,079					16,028					21,460					24,679
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					12,123						15,508					14,079					16,028					21,460					24,679
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000				1,212,300						1,550,774					1,407,948					1,602,808					2,145,999					2,467,899
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					12,123						15,508					14,079					16,028					21,460					24,679
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,547						11,208					13,014					15,286					19,554					17,753					20,210				27,059				31,118
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,547						11,208					13,014					15,286					19,554					17,753					20,210				27,059				31,118
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,436						12,117					14,233					18,207					16,530					18,818				25,195				28,974
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,547						11,208					13,014					15,286					19,554					17,753					20,210				27,059				31,118
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,547						11,208					13,014					15,286					19,554					17,753					20,210				27,059				31,118
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000		1,054,700						1,120,830					1,301,395					1,528,619					1,955,409					1,775,316					2,021,020				2,705,944				3,111,835
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,547						11,208					13,014					15,286					19,554					17,753					20,210				27,059				31,118
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000						10,806					13,277					14,110					16,383					19,243					24,616				22,349				25,442		34,064	39,174
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000						10,806					13,277					14,110					16,383					19,243					24,616				22,349				25,442		34,064	39,174
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,436						12,117					14,233					18,207					16,530					18,818				25,195				28,974
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000						10,806					13,277					14,110					16,383					19,243					24,616				22,349				25,442		34,064	39,174
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,833						12,578					14,774					18,899					17,159					19,533				26,153				30,076
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			1,000,000						1,080,600					1,327,733					1,410,982					1,638,291					1,924,337					2,461,612				2,234,897				2,544,207		3,406,439	3,917,405
Goldman Sachs Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000						10,806					13,277					14,110					16,383					19,243					24,616				22,349				25,442		34,064	39,174
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								Clean Energy Income Composite Index
Accumulated Value					15,709						15,773					14,745					12,008					11,755					15,702
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name								Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Accumulated Value					12,386						12,252					11,612					11,130					11,982					15,170
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Accumulated Value					19,683						19,833					18,063					12,405					11,003					15,415
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								Clean Energy Income Composite Index
Accumulated Value					15,709						15,773					14,745					12,008					11,755					15,702
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name								Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Accumulated Value					12,386						12,252					11,612					11,130					11,982					15,170
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Accumulated Value					19,683						19,833					18,063					12,405					11,003					15,415
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								Clean Energy Income Composite Index
Accumulated Value					15,709						15,773					14,745					12,008					11,755					15,702
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name								Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Accumulated Value					12,386						12,252					11,612					11,130					11,982					15,170
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Accumulated Value					19,683						19,833					18,063					12,405					11,003					15,415
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								Clean Energy Income Composite Index
Accumulated Value					15,709						15,773					14,745					12,008					11,755					15,702
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name								Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Accumulated Value					12,386						12,252					11,612					11,130					11,982					15,170
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Accumulated Value					19,683						19,833					18,063					12,405					11,003					15,415
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Accumulated Value	1,000,000				1,968,341						1,983,346					1,806,284					1,240,464					1,100,257					1,541,466
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								Clean Energy Income Composite Index
Accumulated Value	1,000,000				1,570,900						1,577,341					1,474,498					1,200,831					1,175,494					1,570,224
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name								Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Accumulated Value	$ 1,000,000				1,238,579						1,225,236					1,161,191					1,113,031					1,198,170					1,516,996
Goldman Sachs Index: Clean Energy Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								Clean Energy Income Composite Index
Accumulated Value					15,709						15,773					14,745					12,008					11,755					15,702
Goldman Sachs Index: Eagle Global Renewables Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name								Eagle Global Renewables Infrastructure Index (Total Return, USD, Unhedged)
Accumulated Value					12,386						12,252					11,612					11,130					11,982					15,170
Goldman Sachs Index: S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Global Clean Energy Index (Total Return, USD, Unhedged)
Accumulated Value					$ 19,683						$ 19,833					$ 18,063					$ 12,405					$ 11,003					$ 15,415
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Accumulated Value				9,594						9,069					9,244					7,593					10,640					13,743					15,001				22,661				22,768
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Accumulated Value				9,594						9,069					9,244					7,593					10,640					13,743					15,001				22,661				22,768
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Accumulated Value						9,955						10,147					8,335					11,680					15,085					16,466				24,875				24,992
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Accumulated Value				9,594						9,069					9,244					7,593					10,640					13,743					15,001				22,661				22,768
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Accumulated Value				9,594						9,069					9,244					7,593					10,640					13,743					15,001				22,661				22,768
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Accumulated Value		$ 1,000,000		959,400						906,921					924,424					759,322					1,064,038					1,374,312					1,500,061				2,266,143				2,276,793
Goldman Sachs Index: Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)
Accumulated Value				$ 9,594						$ 9,069					$ 9,244					$ 7,593					$ 10,640					$ 13,743					$ 15,001				$ 22,661				$ 22,768
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian MLP Index (Total Return, USD, Unhedged)
Accumulated Value			10,000						10,928					10,182					10,305					9,171					6,924					9,607				13,667				16,850		22,095	22,879
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian MLP Index (Total Return, USD, Unhedged)
Accumulated Value			10,000						10,928					10,182					10,305					9,171					6,924					9,607				13,667				16,850		22,095	22,879
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian MLP Index (Total Return, USD, Unhedged)
Accumulated Value						$ 10,113						$ 9,001					$ 6,795					$ 9,429					$ 13,412					$ 16,536				$ 21,684				$ 22,453
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian MLP Index (Total Return, USD, Unhedged)
Accumulated Value			10,000						10,928					10,182					10,305					9,171					6,924					9,607				13,667				16,850		22,095	22,879
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian MLP Index (Total Return, USD, Unhedged)
Accumulated Value							$ 10,960						$ 9,754					$ 7,365					$ 10,218					$ 14,536					$ 17,921				$ 23,500				$ 24,334
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian MLP Index (Total Return, USD, Unhedged)
Accumulated Value			1,000,000						1,092,800					1,018,162					1,030,482					917,129					692,432					960,749				1,366,666				1,684,963		2,209,492	2,287,929
Goldman Sachs Index: Alerian MLP Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								Alerian MLP Index (Total Return, USD, Unhedged)
Accumulated Value			$ 10,000						$ 10,928					$ 10,182					$ 10,305					$ 9,171					$ 6,924					$ 9,607				$ 13,667				$ 16,850		$ 22,095	$ 22,879